UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    April 28, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $168215 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      312     4120 SH       SOLE                                       4120
A T & T                        COM              001957109      555    20528 SH       SOLE                                      20528
Abbott Labs                    COM              002824100      358     8422 SH       SOLE                                       8422
Altria Group Incorporated      COM              02209s103      209     2950 SH       SOLE                                       2950
American International Group   COM              026874107     4695    71043 SH       SOLE                                      71043
Apple Computer                 COM              037833100     4264    67990 SH       SOLE                                      67990
Automatic Data Processing      COM              053015103     4246    92953 SH       SOLE                                      92953
BB&T Corp.                     COM              054937107      235     6000 SH       SOLE                                       6000
BP PLC ADR                     COM              055622104     4354    63150 SH       SOLE                                      63150
Bell South                     COM              079860102      210     6060 SH       SOLE                                       6060
Canon Inc. ADR                 COM              138006309     5442    82388 SH       SOLE                                      82388
Chevron Corp New Com           COM              166764100      986    17010 SH       SOLE                                      17010
Cisco Systems                  COM              17275R102     1781    82174 SH       SOLE                                      82174
Citigroup Inc                  COM              172967101      335     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     4103    97990 SH       SOLE                                      97990
Compass Bancshares Inc.        COM              20449H109      701    13860 SH       SOLE                                      13860
Dell Inc.                      COM              24702r101      734    24650 SH       SOLE                                      24650
Donaldson Co.                  COM              257651109     6736   199355 SH       SOLE                                     199355
Dover Corp.                    COM              260003108     5053   104059 SH       SOLE                                     104059
Dupont de Nemours              COM              263534109      509    12068 SH       SOLE                                      12068
Echelon                        COM              27874n105      274    29020 SH       SOLE                                      29020
Emerson Electric               COM              291011104     4799    57385 SH       SOLE                                      57385
Exxon Mobil                    COM              30231G102     5391    88577 SH       SOLE                                      88577
Fed Ex Corp                    COM              31428x106     2912    25787 SH       SOLE                                      25787
General Electric               COM              369604103      688    19789 SH       SOLE                                      19789
Home Depot                     COM              437076102     3005    71035 SH       SOLE                                      71035
Illinois Tool Works            COM              452308109     5672    58896 SH       SOLE                                      58896
Intel Corp.                    COM              458140100     1368    70318 SH       SOLE                                      70318
Johnson & Johnson              COM              478160104     5831    98466 SH       SOLE                                      98466
Luminex Corp                   COM              55027E102      806    54226 SH       SOLE                                      54226
McGraw Hill                    COM              580645109      288     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3811   140071 SH       SOLE                                     140071
Molex Inc.                     COM              608554101     4055   122128 SH       SOLE                                     122128
National Instruments Corp.     COM              636518102     1853    56809 SH       SOLE                                      56809
Nokia                          COM              654902204     1709    82480 SH       SOLE                                      82480
Nordson Corp.                  COM              655663102     4757    95403 SH       SOLE                                      95403
Novartis ADR                   COM              66987V109     2666    48080 SH       SOLE                                      48080
Pepsico Inc.                   COM              713448108      445     7693 SH       SOLE                                       7693
Procter & Gamble               COM              742718109     6115   106110 SH       SOLE                                     106110
Royal Dutch Shell PLC ADR      COM              780259206     4026    64663 SH       SOLE                                      64663
Sabine Royalty Trust UBI       COM              785688102      612    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    25244   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101      260    13685 SH       SOLE                                      13685
Schlumberger Ltd               COM              806857108     6498    51339 SH       SOLE                                      51339
Sigma-Aldrich                  COM              826552101     4615    70145 SH       SOLE                                      70145
Sysco Corp.                    COM              871829107     3991   124525 SH       SOLE                                     124525
Target                         COM              87612e106      355     6825 SH       SOLE                                       6825
Telefonica de Espana           COM              879382208      748    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3429    49539 SH       SOLE                                      49539
United Parcel Serv Cl B        COM              911312106     3502    44113 SH       SOLE                                      44113
Vodafone                       COM              92857t107      253    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     5352    71035 SH       SOLE                                      71035
Wal-Mart Stores                COM              931142103     3116    65969 SH       SOLE                                      65969
Weyerhaeuser                   COM              962166104     3014    41615 SH       SOLE                                      41615
Whole Foods Market             COM              966837106      405     6100 SH       SOLE                                       6100
Smith Barney Appreciating A                                    185    12292 SH       SOLE                                      12292
Washington Mutual Inv                           939330106      346    10810 SH       SOLE                                      10810
REPORT SUMMARY		       57 DATA RECORDS		     168215         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

